       LEGG MASON
       TAX-FREE INCOME FUND
       -------------------------------------------------------------------------
       MARYLAND TAX-FREE
       PENNSYLVANIA TAX-FREE
       TAX-FREE INTERMEDIATE-TERM

                       ---------------------------------------------------------
                           SEMI-ANNUAL REPORT TO SHAREHOLDERS
                           September 30, 2002
                           Primary Class
                       ---------------------------------------------------------

                                        [LEGG MASON FUNDS LOGO]

To Our Shareholders,

  We are pleased to provide you with the semi-annual report for the Legg Mason Tax-Free Income Fund ("Trust") for the six months ended September 30, 2002. This report includes financial information for the three series of the Trust: the Maryland Tax-Free Income Fund, Pennsylvania Tax-Free Income Fund and Tax-Free Intermediate-Term Income Fund.

  The following table summarizes key statistics for each Fund, as of September 30, 2002:

                                             Average        Net Asset Value
                         SEC Yield(A)   Weighted Maturity      Per Share
                         ------------   -----------------   ---------------
Maryland Tax-Free            3.71%       14.81 Years            $16.78
Pennsylvania Tax-Free        3.50%       12.71 Years             16.94
Tax-Free Intermediate        2.84%        8.06 Years             16.28

  For the six months ended September 30, 2002, total returns for Maryland Tax-Free, Pennsylvania Tax-Free and Tax-Free Intermediate were 7.89%, 8.27%, and 7.18%, respectively. (Total return measures investment performance in terms of appreciation or depreciation in net asset value per share plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. The initial sales charge for each Fund is being waived indefinitely, and no initial sales charges are reflected in these total return calculations.) Of course, past performance does not guarantee future results.

  Normally, the average weighted maturity for Maryland Tax-Free and Pennsylvania Tax-Free will be kept within a range of 12 to 24 years. Because of their relatively long average weighted maturities, these Funds offer potentially higher yields than short-term and intermediate-term tax-free bond funds. However, their net asset values per share typically will decline more when interest rates rise and gain more when interest rates fall than net asset values per share of tax-free bond funds with short- and intermediate-term average weighted maturities. Tax-Free Intermediate's average weighted maturity is normally kept within an intermediate-term maturity range of 2 to 10 years. We expect that, in most market periods, Tax-Free Intermediate will offer greater price stability than municipal bond funds with longer maturities, while earning somewhat lower yields.

---------------

(A) SEC yields reported are for the 30 days ended September 30, 2002. If no fees had been waived by the Adviser, the 30- day SEC yields for Maryland Tax-Free, Pennsylvania Tax-Free and Tax-Free Intermediate would have been 3.47%, 3.23% and 2.45%, respectively.

  The Funds purchase only securities which have received investment grade ratings from Moody's Investors Service or Standard & Poor's or which are judged by their investment adviser to be of comparable quality. Moody's ratings(A) of securities currently owned by the Funds are:

                               Maryland   Pennsylvania     Tax-Free
                               Tax-Free     Tax-Free     Intermediate
                               --------   ------------   ------------
Aaa                             42.61%       64.51%         53.45%
Aa                              24.89%       22.40%         24.11%
A                               13.97%        1.29%          3.35%
Baa                             12.63%          --           7.99%
Short-term securities            5.90%       11.80%         11.10%

  Some shareholders regularly add to their holdings by authorizing monthly transfers from their bank checking or Legg Mason accounts. Your Financial Advisor will be happy to help you make these arrangements if you would like to purchase additional shares in this convenient way.

                                                  Sincerely,

                                                  /S/ MARK R. FETTING

                                                  Mark R. Fetting
                                                  President

October 28, 2002

---------------
(A) S&P ratings if not rated by Moody's.

Statement of Net Assets

Legg Mason Tax-Free Income Fund
September 30, 2002 (Unaudited)
(Amounts in Thousands)

Maryland Tax-Free Income Trust

                                                    Rate    Maturity Date    Par         Value
------------------------------------------------------------------------------------------------
Municipal Bonds -- 93.5%

Maryland -- 93.5%
 Anne Arundel County, Maryland, Consolidated
   General Improvement Bonds, Series 1996          5.000%     9/1/16        $1,000      $  1,082
 Anne Arundel County, Maryland, GO Bonds,
   Consolidated General Improvement, Series 1999   6.500%    5/15/06         1,000         1,151
 Anne Arundel County, Maryland, PCR Refunding
   Bonds (Baltimore Gas and Electric Company
   Project), Series 1994                           6.000%     4/1/24         4,500         4,696
 Baltimore County, Maryland, GO Bonds,
   Consolidated Public Improvement Bonds, 1998
   Series                                          4.750%     7/1/18         3,150         3,282
 Carroll County, Maryland, GO Bonds, County
   Commissioners of Carroll County, Consolidated
   Public Improvement Bonds of 1995                5.375%    11/1/25         1,000         1,039
 City of Annapolis, Maryland, Economic
   Development Revenue and Revenue Refunding
   Bonds (St. John's College Facility)
     1998 Series                                   5.500%    10/1/18         1,000         1,038
     1998 Series                                   5.500%    10/1/23         2,000         2,050
 City of Baltimore, Maryland (Mayor and City
   Council of Baltimore), GO, Consolidated Public
   Improvement Refunding Bonds of 1993, Series D
   (AMBAC insured)                                 6.000%    10/15/06        1,140         1,312
 City of Baltimore, Maryland (Mayor and City
   Council of Baltimore), Project and Refunding
   Revenue Bonds (Water Projects) (FGIC insured)
     Series 1994-A                                 5.000%     7/1/24         3,710         3,992
     Series 1994-A                                 5.000%     7/1/24         1,890         2,045
 City of Baltimore, Maryland (Mayor and City
   Council of Baltimore), Project and Revenue
   Bonds (Wastewater Projects) (FGIC insured)
     Series 1996-A                                 5.000%     7/1/22         1,550         1,689
     Series 1996-A                                 5.500%     7/1/26         1,000         1,159
 Community Development Administration, Maryland
   Department of Housing and Community
   Development, Residential Revenue Bonds
     1999 Series H AMT                             6.000%     9/1/17         3,000         3,237
     2001 Series H AMT                             5.200%     9/1/22         2,000         2,047
     2001 Series B AMT                             5.375%     9/1/22           370           383
     2000 Series H AMT                             5.700%     9/1/22         2,000         2,114
     1999 Series D AMT                             5.375%     9/1/24         2,000         2,064

Legg Mason Tax-Free Income Fund

Maryland Tax-Free Income Trust -- Continued

                                                    Rate    Maturity Date    Par         Value
------------------------------------------------------------------------------------------------
 Community Development Administration, Department
   of Housing and Community Development, Single
   Family Program Bonds, 1992 Second Series        6.650%     4/1/04        $1,000      $  1,000
 Department of Transportation of Maryland,
   Consolidated Transportation Bonds, Series of
   2002                                            5.500%     2/1/15         3,000         3,531
 Frederick County, Maryland, GO, Public
   Facilities Refunding Bonds of 1998, Series A    5.000%     7/1/15         1,000         1,133
 Harford County, Maryland, Consolidated Public
   Improvement Bonds, Series 1996
   (Pre-refunded 3/1/06)                           5.000%     3/1/12           315           351(A)
 Howard County, Maryland, GO, Metropolitan
   District Refunding Bonds, 1991 Series B         0.000%    8/15/07         1,000           873(B)
 Maryland Economic Development Corporation,
   Utility Infrastructure Revenue Bonds
   (University of Maryland, College Park
   Project), 2001 Series (AMBAC insured)           5.375%     7/1/16         1,000         1,123
 Maryland Health and Higher Educational
   Facilities Authority, County Commissioners of
   Frederick County, Maryland, Frederick Memorial
   Hospital, Inc., Series 1990 (Pre-refunded
   8/1/03)                                         6.625%     8/1/20           250           266(A)
 Maryland Health and Higher Educational
   Facilities Authority, Junior Lien Refunding
   Revenue Bonds, Francis Scott Key Medical
   Center Issue, Series 1993                       5.625%     7/1/25           990         1,017
 Maryland Health and Higher Educational
   Facilities Authority, Project and Refunding
   Revenue Bonds, University of Maryland Medical
   System Issue, Series 1993 (FGIC insured)        5.375%     7/1/13         2,000         2,092
 Maryland Health and Higher Educational
   Facilities Authority, Refunding Revenue Bonds,
   Francis Scott Key Medical Center Issue, Series
   1993 (FGIC insured)                             5.000%     7/1/23         2,000         2,028
 Maryland Health and Higher Educational
   Facilities Authority, Refunding Revenue Bonds,
   Kennedy Krieger Issue, Series 1997              5.125%     7/1/22         3,000         3,001
 Maryland Health and Higher Educational
   Facilities Authority, Refunding Revenue Bonds,
   The Johns Hopkins University Issue
     Series 1998                                   6.000%     7/1/08         1,000         1,173
     Series 1998                                   6.000%     7/1/10           500           598
     Series 1997                                   5.625%     7/1/17         1,000         1,118
     Series 1998                                   5.125%     7/1/20         3,000         3,186

                                                    Rate    Maturity Date    Par         Value
------------------------------------------------------------------------------------------------
 Maryland Health and Higher Educational
   Facilities Authority, Revenue Bonds, Board of
   Child Care Issue, Series 2002                   5.500%     7/1/18        $1,110      $  1,188
 Maryland Health and Higher Educational
   Facilities Authority, Revenue Bonds, Carroll
   County General Hospital Issue
     Series 2002                                   5.750%     7/1/22         1,000         1,041
     Series 2002                                   6.000%     7/1/26         2,000         2,111
     Series 2002                                   5.750%     7/1/27         1,050         1,088
     Series 2002                                   5.800%     7/1/32         2,000         2,074
     Series 2002                                   6.000%     7/1/37         1,000         1,053
 Maryland Health and Higher Educational
   Facilities Authority, Revenue Bonds, College
   of Notre Dame of Maryland Issue, Series 1998
   (MBIA insured)                                  5.300%    10/1/18           925         1,071
 Maryland Health and Higher Educational
   Facilities Authority, Revenue Bonds, Hebrew
   Home of Greater Washington Issue, Series 2002   5.800%     1/1/32         2,250         2,367
 Maryland Health and Higher Educational
   Facilities Authority, Revenue Bonds, Helix
   Health Issue, Series 1997 (AMBAC insured)       5.125%     7/1/11         2,000         2,293
 Maryland Health and Higher Educational
   Facilities Authority, Revenue Bonds, Howard
   County General Hospital Issue, Series 1993      5.500%     7/1/21         2,825         2,953
 Maryland Health and Higher Educational
   Facilities Authority, Revenue Bonds, Johns
   Hopkins Medicine, Howard County General
   Hospital Acquisition Issue, Series 1998 (MBIA
   insured)                                        5.000%     7/1/29         2,000         2,056
 Maryland Health and Higher Educational
   Facilities Authority, Revenue Bonds,
   Medlantic/Helix Issue, Series 1998 B (AMBAC
   insured)                                        5.250%    8/15/38         2,900         3,197
 Maryland Health and Higher Educational
   Facilities Authority, Revenue Bonds, The Johns
   Hopkins Hospital Issue
     Series 2001                                   5.000%    5/15/12         1,500         1,652
     Series 1990                                   0.000%     7/1/19         4,000         1,834(B)
 Maryland Health and Higher Educational
   Facilities Authority, Revenue Bonds,
   University of Maryland Medical System Issue
     Series 2001                                   5.750%     7/1/21         3,000         3,206
     Series 2000                                   6.750%     7/1/30         1,250         1,381
     Series 2002                                   6.000%     7/1/32         1,000         1,070

Legg Mason Tax-Free Income Fund

Maryland Tax-Free Income Trust -- Continued

                                                    Rate    Maturity Date    Par         Value
------------------------------------------------------------------------------------------------
 Maryland IDA, Economic Development Revenue Bonds
   (National Aquarium in Baltimore Facility),
   Series 2002-B                                   5.000%    11/1/19        $  500      $    524
 Maryland IDA, Refunding Revenue Bonds, (American
   Center for Physics Headquarters Facility),
   Series 2001                                     5.250%    12/15/15          320           357
 Maryland Transportation Authority,
   Transportation Facilities Projects, Revenue
   Bonds, Series 1992 (FGIC insured)               5.750%     7/1/15         5,250         5,266
 Maryland Water Quality Financing Administration,
   Revolving Loan Fund Revenue Bonds, Series 1993
   A (Pre-refunded 9/1/03)                         5.400%     9/1/12         1,500         1,554(A)
 Mayor and City Council of Baltimore (City of
   Baltimore, Maryland), GO, Consolidated Public
   Improvement Refunding Bonds of 1995 (FGIC
   insured)
     Series A (Pre-refunded 10/15/05)              0.000%    10/15/11        1,060           693(A,B)
     Series A                                      0.000%    10/15/11          940           607(B)
 Mayor and City Council of Baltimore, Port
   Facilities Revenue Bonds, Consolidation Coal
   Project
     Series 1984A                                  6.500%    10/1/11         5,000         5,171
     Series 1984B                                  6.500%    10/1/11         1,000         1,034
 Montgomery County, Maryland, GO Bonds,
   Consolidated Public Improvement
     Bonds of 1999, Series A                       5.000%     5/1/18         3,000         3,195
     Refunding Bonds of 1992, Series A             5.800%     7/1/07         4,000         4,611
     Refunding Bonds of 1992, Series A             0.000%     7/1/10         3,000         2,284(B)
 Montgomery County, Maryland, PCR Refunding Bonds
   (Potomac Electric Project), 1994 Series         5.375%    2/15/24         1,000         1,025
 Northeast Maryland Waste Disposal Authority,
   Solid Waste Revenue Bonds, Montgomery County
   Resource Recovery Project
     Series 1993 A AMT                             6.000%     7/1/07         1,000         1,111
     Series 1993 A AMT                             6.300%     7/1/16         3,000         3,129
 Prince George's County, Maryland, GO,
   Consolidated Public Improvement Bonds, Series
   1999 (FSA insured)                              5.500%    10/1/13         4,500         5,147
 Prince George's County, Maryland, PCR Refunding
   Bonds (Potomac Electric Project), 1993 Series   6.375%    1/15/23         2,250         2,309
 Prince George's County, Maryland, Solid Waste
   Management System Revenue Bonds, Series 1993
   (FSA insured)                                   5.250%    6/15/13         1,000         1,026

                                                    Rate    Maturity Date    Par         Value
------------------------------------------------------------------------------------------------
 State of Maryland, GO Bonds, State and Local
   Facilities
     Loan of 1994, Second Series                   5.400%     6/1/07        $2,000      $  2,147
     Loan of 2000, First Series                    5.500%     8/1/10         2,000         2,333
     Loan of 2001, First Series                    5.500%     3/1/15         5,000         5,917
 State of Maryland, Multi Family Housing Revenue
   Bonds (Insured Mortgage Loans)
     2001 Series B                                 5.100%    5/15/16         1,950         2,049
     1995 Series B                                 5.800%    5/15/26         1,500         1,530
 The Maryland-National Capital Park and Planning
   Commission, Prince George's County, Maryland,
   Park Acquisition and Development GO Bonds,
   Series Z-2                                      5.125%     5/1/21         1,310         1,402
 University of Maryland System Auxiliary Facility
   and Tuition Revenue Bonds
     1992 Series B (Pre-refunded 10/1/02)          6.375%     4/1/09         1,000         1,020(A)
     1997 Series A                                 5.125%     4/1/17         2,000         2,122
 Washington County, Maryland, Water and Sewer
   Project and Refunding Bonds, Series 1996A
   (FGIC insured)                                  0.000%     1/1/17           385           204(B)
 Washington Suburban Sanitary District, Maryland
   (Montgomery and Prince George's Counties,
   Maryland)
     Refunding Water Supply Bonds of 1994          5.500%     6/1/13         1,000         1,080
     Refunding Water Supply Bonds of 1993          5.250%     6/1/15         1,000         1,041
     Refunding Water Supply Bonds of 1997          5.250%     6/1/16         1,650         1,907
     Refunding Water Supply Bonds of 1997          5.750%     6/1/17         2,000         2,418
     Refunding Water Supply Bonds of 1997          6.000%     6/1/18         2,705         3,348
     Refunding Water Supply Bonds of 1997          6.000%     6/1/19         3,665         4,525
                                                                                        --------
Total Municipal Bonds (Identified
 Cost -- $146,660)                                                                       160,591
------------------------------------------------------------------------------------------------
Variable Rate Demand Obligations -- 5.9%

Florida -- 0.6%
 Jacksonville, Florida, Electric Authority
   Revenue Bond, Variable Rate Electric System
   Sub-Series F VRDN                               2.050%    10/1/02         1,000         1,000(C)
                                                                                        --------
Mississippi -- 0.3%
 Jackson County, Mississippi, Port Facility
   Refunding Revenue Bonds (Chevron U.S.A. Inc.
   Project), Series 1993 VRDN                      2.050%    10/1/02           600           600(C)
                                                                                        --------

Legg Mason Tax-Free Income Fund

Maryland Tax-Free Income Trust -- Continued

                                                    Rate    Maturity Date    Par         Value
------------------------------------------------------------------------------------------------
Nevada -- 1.6%
 Clark County, Nevada, School District Adjustable
   Rate GO (Limited Tax) School Bonds, Series
   2000-1A VRDN                                    2.050%    10/1/02        $2,800      $  2,800(C)
                                                                                        --------
Texas -- 1.4%
 Gulf Coast Waste Disposal Authority PCR
   Refunding Bonds (Exxon Project), Series 1995
   VRDN                                            2.000%    10/1/02         2,400         2,400(C)
                                                                                        --------
Wyoming -- 2.0%
 Lincoln County, Wyoming, PCR Bonds (Exxon
   Project), Series 1985 VRDN                      2.000%    10/1/02         3,400         3,400(C)
                                                                                        --------
Total Variable Rate Demand Obligations
 (Identified Cost -- $10,200)                                                             10,200
------------------------------------------------------------------------------------------------
Total Investments -- 99.4% (Identified Cost -- $156,860)                                 170,791
Other Assets Less Liabilities -- 0.6%                                                      1,029
                                                                                        --------

NET ASSETS -- 100.0%                                                                    $171,820
                                                                                        ========


------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Accumulated paid-in capital applicable to
 10,239 Primary Class shares outstanding                                                $158,194
Under/(over) distributed net investment income                                               196
Accumulated net realized gain/(loss) on investments                                         (501)
Unrealized appreciation/(depreciation) of investments                                     13,931
                                                                                        --------

NET ASSETS                                                                              $171,820
                                                                                        ========

NET ASSET VALUE AND REDEMPTION PRICE PER
 SHARE:(D)                                                                                $16.78
                                                                                        ========
------------------------------------------------------------------------------------------------

(A) Pre-refunded bond -- Bonds are referred to as pre-refunded when the issue has been advance refunded by a subsequent issue. The original issue is usually escrowed with U.S. Treasury securities in an amount sufficient to pay the interest, principal and call premium, if any, to the earliest call date. On that call date, the bond "matures." The pre-refunded date is used in determining weighted average portfolio maturity.

(B) Zero coupon bond -- A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

(C) The rate shown is the rate as of September 30, 2002, and the maturity shown is the longer of the next interest readjustment or the date the original principal amount owed can be recovered through demand.

(D) Sales charges have been waived since November 3, 1997. If the sales charges were in effect, the maximum offering price per share at September 30, 2002, would have been $17.25.

A Guide to Investment Abbreviations follows Sector Diversification.

See notes to financial statements.

Statement of Net Assets

Legg Mason Tax-Free Income Fund
September 30, 2002 (Unaudited)
(Amounts in Thousands)

Pennsylvania Tax-Free Income Trust

                                                    Rate    Maturity Date     Par         Value
------------------------------------------------------------------------------------------------
Municipal Bonds -- 87.4%

Pennsylvania -- 87.4%
 Allegheny County Hospital Development Authority,
   Health Center Revenue Bonds, UPMC Health
   System (MBIA insured)
     Series 1997B                                  6.000%     7/1/24        $ 1,000      $ 1,190
     Series 1997B                                  6.000%     7/1/26          2,250        2,691
 Allegheny County Sanitary Authority, Allegheny
   County, Pennsylvania, Sewer Revenue Bonds
   (MBIA insured)
     Refunding Series of 2001                      5.375%    12/1/17          1,000        1,122
     Series of 2000                                5.500%    12/1/30          1,000        1,081
 Athens Area School District, Bradford County,
   Pennsylvania, GO Bonds, Series of 2001 (FGIC
   insured)                                        5.500%    4/15/16          1,000        1,137
 Bethlehem Area School District, Northampton and
   Lehigh Counties, Pennsylvania, GO Bonds,
   Series A of 2001 (FGIC insured)                 5.375%    3/15/20          2,000        2,185
 Blue Moutain School District, Schuylkill County,
   Pennsylvania, GO Bonds, Series A of 2001 (FSA
   insured)                                        5.500%    10/1/18          1,660        1,955
 Central Bucks School District, Bucks County,
   Pennsylvania, GO Bonds, Series of 2002 (FGIC
   insured)                                        5.500%    5/15/19          1,930        2,161
 City of Philadelphia, Pennsylvania, Gas Works
   Revenue Bonds, Twelfth Series B (MBIA insured)  7.000%    5/15/20            500          651
 City of Philadelphia, Pennsylvania, GO Bonds,
   Series 2001 (FSA insured)                       5.250%    9/15/15          1,000        1,106
 City of Pittsburgh (Commonwealth of
   Pennsylvania), GO Bonds, Series A of 1997
   (AMBAC insured)                                 5.250%     9/1/18          2,000        2,145
 Commonwealth of Pennsylvania, GO Bonds
   First Series of 1992                            6.125%    9/15/03          1,000        1,019
   Second Series of 1999                           5.750%    10/1/14          3,000        3,472
   First Series of 2002 (FGIC insured)             5.250%     2/1/15          1,790        2,006
 County of Chester, Pennsylvania, GO Bonds,
   Series of 1998                                  5.000%    6/15/15          1,000        1,072
 County of Delaware, Pennsylvania, GO Bonds
   Series of 1999                                  5.125%    10/1/16          2,650        2,898
   Series of 1992 (Pre-refunded 11/15/02)          6.000%    11/15/22         1,000        1,006(A)
   Series of 1992 (Unrefunded balance)             6.000%    11/15/22           220          221

                                                    Rate    Maturity Date     Par         Value
------------------------------------------------------------------------------------------------
 County of Westmoreland, Commonwealth of
   Pennsylvania, GO Bonds (AMBAC insured)
     Series of 1992                                0.000%     8/1/13        $ 2,000      $ 1,308(B)
     Series of 1992                                0.000%     8/1/14          2,475        1,527(B)
 Deer Lakes School District (Allegheny County,
   Pennsylvania), GO Bonds, Series of 1995 (MBIA
   insured)                                        6.450%    1/15/19          1,750        1,853
 Erie Sewer Authority, Erie County, Pennsylvania,
   Sewer Revenue Bonds, Series of 1997 (Pre-
   refunded 6/1/07) (AMBAC insured)                5.625%     6/1/17          2,000        2,283(A)
 Hazelton Area School District, Luzerne, Carbon
   and Schuylkill Counties, Pennsylvania, GO
   Bonds, Series B of 1995 (FGIC insured)          0.000%     3/1/18          1,000          498(B)
 Montgomery County Higher Education and Health
   Authority, Montgomery County, Pennsylvania,
   Saint Joseph's University Revenue Bonds,
   Series of 1992 (Connie Lee insured)             6.250%    12/15/04           500          515
 Northampton County Higher Education Authority,
   University Revenue Bonds, Series B of 1996
   (Lehigh University)                             5.250%    11/15/21         2,500        2,609
 Pennsylvania Convention Center Authority,
   Revenue Bonds, 1989 Series A (FGIC insured)     6.000%     9/1/19          1,000        1,230
 Pennsylvania Higher Educational Facilities
   Authority (Commonwealth of Pennsylvania), Bryn
   Mawr College Revenue Bonds, Series of 1999
   (AMBAC insured)                                 5.125%    12/1/29          2,000        2,078
 Pennsylvania Higher Educational Facilities
   Authority (Commonwealth of Pennsylvania), The
   Trustees of the University of Pennsylvania,
   Revenue Bonds, Series 1998                      4.625%    7/15/30          1,000          978
 Pennsylvania Housing Finance Agency, Rental
   Housing Refunding Bonds, Issue 1993             5.800%     7/1/22          1,000        1,026
 Pennsylvania Intergovernmental Cooperation
   Authority, Special Tax Revenue Bonds, City of
   Philadelphia Funding Program
     Series of 1993 (Pre-refunded 6/15/03)         5.600%    6/15/15          1,000        1,029(A)
     Series of 1993 (Pre-refunded 6/15/03)         5.600%    6/15/16          2,000        2,058(A)
 Pennsylvania Turnpike Commission, Oil Franchise
   Tax Subordinated Revenue Bonds, Series B of
   1998 (AMBAC insured)                            5.250%    12/1/16          2,000        2,213

Legg Mason Tax-Free Income Fund

Pennsylvania Tax-Free Income Trust -- Continued

                                                    Rate    Maturity Date     Par         Value
------------------------------------------------------------------------------------------------
 Pennsylvania Turnpike Commission, Registration
   Fee Revenue Bonds (AMBAC insured)
     Series of 2001                                5.375%    7/15/19        $ 1,000      $ 1,102
     Series of 2001                                5.500%    7/15/32          1,000        1,085
 Port Authority of Allegheny County,
   Pennsylvania, Special Revenue Transportation
   Bonds
     Series of 1999 (MBIA insured) (Pre-refunded
       3/1/09)                                     6.375%     3/1/14          1,000        1,210(A)
     Refunding Series of 2001 (FGIC insured)       5.500%     3/1/17            250          283
     Refunding Series of 2001 (FGIC insured)       5.250%     3/1/20          2,000        2,163
 The City of Philadelphia, Pennsylvania, Water
   and Wastewater Revenue Bonds
     Series 1995 (MBIA insured)                    6.250%     8/1/11          2,000        2,447
     Series 2001A (FGIC insured)                   5.375%    11/1/20          2,000        2,193
 The Hospitals and Higher Education Facilities
   Authority of Philadelphia, Hospital Revenue
   Refunding Bonds (The Children's Hospital of
   Philadelphia Project), Series A of 1993         5.000%    2/15/21          1,000        1,000
 The Pennsylvania IDA, Economic Development
   Revenue Bonds
     Series 2002                                   5.500%     7/1/13            900        1,055
     Series 1994 (AMBAC insured)                   5.500%     1/1/14          1,525        1,616
 The Pennsylvania State University Bonds,
   Refunding Series 1993A                          5.100%     3/1/18          1,500        1,514
 The School District of Philadelphia,
   Pennsylvania, GO Bonds, Series A of 2000 (FSA
   insured)                                        5.750%     2/1/13            500          582
                                                                                         -------
Total Municipal Bonds (Identified Cost --$60,917)                                         66,573
------------------------------------------------------------------------------------------------
Variable Rate Demand Obligations -- 11.8%

Pennsylvania -- 11.8%
 Geisinger Authority (Montour County,
   Pennsylvania) Health System Revenue Refunding
   Bonds, Series 2000 VRDN                         2.000%    10/1/02          1,400        1,400(C)
 Pennsylvania Higher Educational Facilities
   Authority, Variable Rate Revenue Refunding
   Bonds (Carnegie Mellon University)
     Series 1995 B VRDN                            2.000%    10/1/02          1,000        1,000(C)
     Series 1995 D VRDN                            2.000%    10/1/02          4,100        4,100(C)

                                                    Rate    Maturity Date     Par         Value
------------------------------------------------------------------------------------------------
 The Hospitals and Higher Education Facilities
   Authority of Philadelphia, Hospital Revenue
   Bonds (The Children's Hospital of Philadelphia
   Project), Series B of 2002 VRDN                 2.000%    10/1/02        $ 2,500      $ 2,500(C)
                                                                                         -------
Total Variable Rate Demand Obligations
 (Identified Cost -- $9,000)                                                               9,000
------------------------------------------------------------------------------------------------
Total Investments -- 99.2% (Identified
 Cost -- $69,917)                                                                         75,573
Other Assets Less Liabilities -- 0.8%                                                        631
                                                                                         -------

NET ASSETS CONSIST OF:
Accumulated paid-in capital applicable to
 4,499 Primary Class shares outstanding                                     $70,453
Under/(over) distributed net investment income                                   35
Accumulated net realized gain/(loss) on investments                              60
Unrealized appreciation/(depreciation) of investments                         5,656
                                                                            -------

NET ASSETS -- 100.0%                                                                     $76,204
                                                                                         =======

NET ASSET VALUE AND REDEMPTION PRICE PER
 SHARE:(D)                                                                                $16.94
                                                                                         =======
------------------------------------------------------------------------------------------------

(A) Pre-refunded bond -- Bonds are referred to as pre-refunded when the issue has been advance refunded by a subsequent issue. The original issue is usually escrowed with U.S. Treasury securities in an amount sufficient to pay the interest, principal and call premium, if any, to the earliest call date. On that call date, the bond "matures." The pre-refunded date is used in determining weighted average portfolio maturity.

(B) Zero coupon bond -- A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

(C) The rate shown is the rate as of September 30, 2002, and the maturity shown is the longer of the next interest readjustment or the date the original principal amount owed can be recovered through demand.

(D) Sales charges have been waived since November 3, 1997. If the sales charges were in effect, the maximum offering price per share at September 30, 2002, would have been $17.42.

A Guide to Investment Abbreviations follows Sector Diversification.

See notes to financial statements.

Statement of Net Assets

Legg Mason Tax-Free Income Fund
September 30, 2002 (Unaudited)
(Amounts in Thousands)

Tax-Free Intermediate-Term Income Trust

                                                 Rate    Maturity Date      Par           Value
------------------------------------------------------------------------------------------------
Municipal Bonds -- 87.0%

Arizona -- 1.7%
 Salt River Project Agricultural Improvement
   and Power District, Arizona, Salt River
   Project Electric System Refunding Revenue
   Bonds, 2001 Series A                         5.000%     1/1/11          $1,000        $ 1,123
                                                                                         -------
District of Columbia -- 1.6%
 District of Columbia, Multimodal Revenue
   Bonds, MedStar Health, Inc. Issue
   (Georgetown University Hospital and
   Washington Hospital Center Projects),
   Series 2001D                                 6.875%    8/15/31           1,000          1,079
                                                                                         -------
Florida -- 5.9%
 Seminole County, Florida, Water and Sewer
   Revenue Refunding and Improvement Bonds,
   Series 1992 (MBIA insured)                   6.000%    10/1/12           1,000          1,216
 State of Florida, Full Faith and Credit,
   State Board of Education, Capital Outlay
   Bonds
     1995 Series A                              5.600%     1/1/08           1,000          1,095
     2000 Series A                              5.500%     1/1/16           1,500          1,695
                                                                                         -------
                                                                                           4,006
                                                                                         -------
Georgia -- 1.8%
 State of Georgia, GO Bonds, Series 1997C       6.250%     8/1/10           1,000          1,212
                                                                                         -------
Kentucky -- 1.6%
 The Turnpike Authority of Kentucky, Economic
   Development Road Revenue and Revenue
   Refunding Bonds (Revitalization Projects),
   Series 1993 (AMBAC insured)                  5.300%     7/1/04           1,000          1,062
                                                                                         -------

                                                 Rate    Maturity Date      Par           Value
------------------------------------------------------------------------------------------------
Louisiana -- 3.3%
 City of New Orleans, Louisiana, Audubon Park
   Commission, Aquarium Bonds, Series 1993
   (FGIC insured)                               6.000%    10/1/08          $1,000        $ 1,064
 City of New Orleans, Louisiana, GO Refunding
   Bonds, Series 1998 (FGIC insured)            5.500%    12/1/10           1,000          1,156
                                                                                         -------
                                                                                           2,220
                                                                                         -------
Maine -- 1.6%
 Maine Municipal Bond Bank, 1993 Series A
   Refunding Bonds                              5.200%    11/1/05           1,000          1,044
                                                                                         -------
Maryland -- 18.0%
 Anne Arundel County, Maryland, GO Bonds,
   Consolidated Solid Waste Projects, Series
   1998                                         5.300%     2/1/17             450            476
 Frederick County, Maryland, GO, Public
   Facilities Bonds of 2000                     5.000%    12/1/15           1,000          1,091
 Maryland Health and Higher Educational
   Facilities Authority, Refunding Revenue
   Bonds, Kennedy Kreiger Issue
     Series 1997                                5.200%     7/1/09             400            430
     Series 1997                                5.250%     7/1/10             400            428
     Series 1997                                5.125%     7/1/22           1,000          1,000
 Maryland Health and Higher Educational
   Facilities Authority, Revenue Bonds,
   Carroll County General Hospital Issue
     Series 2002                                5.125%     7/1/14             400            421
     Series 2002                                6.000%     7/1/21             535            570
 Maryland Health and Higher Educational
   Facilities Authority, Revenue Bonds, The
   Johns Hopkins Hospital Issue, Series 2001    5.000%    5/15/11           1,000          1,112
 Maryland Health and Higher Educational
   Facilities Authority, Revenue Bonds,
   University of Maryland Medical System Issue
     Series 2000                                6.125%     7/1/07             250            282
     Series 2001                                5.000%     7/1/10           1,000          1,078
 Maryland Transportation Authority, Airport
   Parking Revenue Bonds, Baltimore/
   Washington International Airport Projects,
   Series 2002B AMT (AMBAC insured)             5.250%     3/1/12           1,000          1,121

Legg Mason Tax-Free Income Fund

Tax-Free Intermediate-Term Income Trust -- Continued

                                                 Rate    Maturity Date      Par           Value
------------------------------------------------------------------------------------------------
Maryland -- Continued
 Maryland Transportation Authority,
   Transportation Facilities Projects, Revenue
   Bonds, Series 1992 (FGIC insured)            5.700%     7/1/05          $1,000        $ 1,105
 Mayor and City Council of Baltimore (City of
   Baltimore, Maryland), GO, Consolidated
   Public Improvement Refunding Bonds of 1995,
   Series A (FGIC insured)                      0.000%    10/15/06            750            657(A)
 State of Maryland, GO Bonds, State and Local
   Facilities Loan of 2000, First Series        5.500%     8/1/10           2,000          2,333
                                                                                         -------
                                                                                          12,104
                                                                                         -------
Massachusetts -- 1.7%
 The Commonwealth of Massachusetts, GO
   Refunding Bonds, 1997 Series A               5.750%     8/1/10           1,000          1,175
                                                                                         -------
Michigan -- 3.5%
 Williamston Community Schools School
   District, County of Ingham, State of
   Michigan, School Building and Site Bonds,
   Series 1996 (MBIA insured)                   6.250%     5/1/09           2,000          2,384
                                                                                         -------
New York -- 1.8%
 Dormitory Authority of the State of New York,
   New York University, Insured Revenue Bonds,
   Series 1998A (MBIA insured)                  6.000%     7/1/18           1,000          1,229
                                                                                         -------
North Carolina -- 3.0%
 City of Fayetteville, North Carolina, Public
   Works Commission Revenue Refunding Bonds,
   Series 1993 (FGIC insured)                   4.750%     3/1/14           2,000          2,020
                                                                                         -------
Pennsylvania -- 12.4%
 Central Bucks School District, Bucks County,
   Pennsylvania, GO Bonds, Series of 2002
   (FGIC insured)                               5.500%    5/15/17           1,000          1,138
 Commonwealth of Pennsylvania, GO Bonds,
   Second Series of 1999                        5.750%    10/1/14           2,000          2,315

                                                 Rate    Maturity Date      Par           Value
------------------------------------------------------------------------------------------------
Pennsylvania -- Continued
 Redevelopment Authority of the City of
   Philadelphia, Multifamily Housing Revenue
   Bonds (Schuylkill Apartments Project),
   Series 2000 Bonds                            5.100%    12/1/03          $1,000        $ 1,002
 The City of Philadelphia, Pennsylvania, Water
   and Wastewater Revenue Bonds
     Series 1993                                5.625%    6/15/08           1,000          1,147
     Series 2001A (FGIC insured)                5.250%    11/1/17           1,000          1,106
 The Pennsylvania IDA, Economic Development
   Revenue Bonds, Series 2002 (AMBAC insured)   5.500%     7/1/20             500            560
 The Pennsylvania State University Bonds,
   Series A of 1997                             5.000%    8/15/16           1,000          1,082
                                                                                         -------
                                                                                           8,350
                                                                                         -------
South Carolina -- 1.5%
 Berkeley County, South Carolina, Water and
   Sewer System Revenue Bonds, Series 1991
   (MBIA insured)                               6.500%     6/1/06           1,000          1,037
                                                                                         -------
Texas -- 14.2%
 City of Austin, Texas, Combined Utility
   Systems Revenue Refunding Bonds, Series
   1992A
   (Pre-refunded 11/15/02) (MBIA insured)       6.000%    11/15/04          1,000          1,025(B)
 City of Austin, Texas (Travis and Williamson
   Counties), Electric Utility System Revenue
   Refunding Bonds, Series 2002A (AMBAC
   insured)                                     5.500%    11/15/13          2,000          2,338
 City of Houston, Texas, Public Improvement
   Refunding Bonds, Series 1995C                5.625%     4/1/10           1,000          1,094
 Dallas Area Rapid Transit, Senior Lien Sales
   Tax Revenue Bonds, Series 2001               5.375%    12/1/17           1,000          1,108
 Harris County, Texas, Permanent Improvement
   Refunding Bonds, Series 1996                 0.000%    10/1/17           1,000            509(A)
 Tarrant County, Health Facilities Development
   Corporation, Harris Methodist Health
   System, Revenue Bonds (FGIC insured)
     Series 1987A                               5.000%     9/1/15             250            279
     Series 1987B                               5.000%     9/1/15             855            955
 Texas Public Finance Authority, State of
   Texas, GO Refunding Bonds, Series 1998B      5.125%    10/1/15           1,000          1,091

Legg Mason Tax-Free Income Fund

Tax-Free Intermediate-Term Income Trust -- Continued

                                                 Rate    Maturity Date      Par           Value
------------------------------------------------------------------------------------------------
Texas -- Continued
 United Independent School District (Webb
   County, Texas), Unlimited Tax School
   Building Bonds, Series 1995                  7.100%    8/15/06          $1,000        $ 1,177
                                                                                         -------
                                                                                           9,576
                                                                                         -------
Virginia -- 7.9%
 Commonwealth Transportation Board,
   Commonwealth of Virginia, Transportation
   Contract Revenue Refunding Bonds, Series
   1992 (Route 28 Project)                      6.000%     4/1/06           1,000          1,024
 Henrico County, Virginia, GO Public
   Improvement Refunding Bonds, Series 1993     5.250%    1/15/09           1,100          1,133
 Metropolitan Washington Airports Authority,
   Airport System Revenue Refunding Bonds,
   Series 1999A AMT (FGIC insured)              5.250%    10/1/12           1,000          1,095
 Virginia Housing Development Authority,
   Commonwealth Mortgage Bonds, 2001 Series D,
   Subseries D-3                                5.000%     1/1/15             870            906
 Virginia Resources Authority, Clean Water
   State Revolving Fund, Revenue Bonds, Series
   1999                                         5.750%    10/1/13           1,000          1,165
                                                                                         -------
                                                                                           5,323
                                                                                         -------
Washington -- 5.5%
 King County, Washington, Sewer Revenue Bonds,
   1999 (Second Series) (FGIC insured)          6.000%     1/1/10           1,115          1,292
 State of Washington, Motor Vehicle Fuel Tax
   GO Bonds, Series 1997D (FSA insured)         6.500%     1/1/07           1,045          1,212
 State of Washington, Various Purpose GO
   Bonds, Series 2000B (FSA insured)            6.000%     1/1/11           1,000          1,168
                                                                                         -------
                                                                                           3,672
                                                                                         -------
Total Municipal Bonds (Identified
 Cost -- $54,253)                                                                         58,616
------------------------------------------------------------------------------------------------
Variable Rate Demand Obligations -- 11.1%

Florida -- 1.9%
 Jacksonville, Florida, Electric Authority
   Revenue Water & Sewer System (Subordinated
   Electric Systems), Series A VRDN             2.050%    10/1/02           1,300          1,300(C)
                                                                                         -------

                                                 Rate    Maturity Date      Par           Value
------------------------------------------------------------------------------------------------
Mississippi -- 2.2%
 Jackson County, Mississippi, Port Facility
   Refunding Revenue Bonds (Chevron USA Inc.
   Project), Series 1993 VRDN                   2.050%    10/1/02          $1,500        $ 1,500(C)
                                                                                         -------
Nevada -- 1.5%
 Clark County, Nevada, School District
   Adjustable Rate GO (Limited Tax) School
   Bonds, Series 2000-1A VRDN                   2.050%    10/1/02           1,000          1,000(C)
                                                                                         -------
Texas -- 5.5%
 Gulf Coast Waste Disposal Authority, PCR
   Refunding Bonds (Exxon Project),
   Series 1995 VRDN                             2.000%    10/1/02           1,300          1,300(C)
 Harris County, Texas, Health Facilities,
   Development Corporation, Hospital Revenue
   Bonds (The Methodist Hospital), Series 1994
   VRDN                                         2.000%    10/1/02           2,400          2,400(C)
                                                                                         -------
                                                                                           3,700
                                                                                         -------
Total Variable Rate Demand Obligations (Identified Cost -- $7,500)                         7,500
------------------------------------------------------------------------------------------------
Total Investments -- 98.1% (Identified Cost -- $61,753)                                   66,116
Other Assets Less Liabilities -- 1.9%                                                      1,309
                                                                                         -------

NET ASSETS -- 100.0%                                                                     $67,425
                                                                                         =======

Legg Mason Tax-Free Income Fund

Tax-Free Intermediate-Term Income Trust -- Continued


------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Accumulated paid-in capital applicable to
 4,142 Primary Class shares outstanding                                                  $63,381
Accumulated net realized gain/(loss) on investments                                         (319)
Unrealized appreciation/(depreciation) of investments                                      4,363
                                                                                         -------

NET ASSETS                                                                               $67,425
                                                                                         =======

NET ASSET VALUE AND REDEMPTION PRICE PER
 SHARE:(D)                                                                                $16.28
                                                                                         =======
------------------------------------------------------------------------------------------------

(A) Zero coupon bond -- A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

(B) Pre-refunded bond -- Bonds are referred to as pre-refunded when the issue has been advance refunded by a subsequent issue. The original issue is usually escrowed with U.S. Treasury securities in an amount sufficient to pay the interest, principal and call premium, if any, to the earliest call date. On that call date, the bond "matures." The pre-refunded date is used in determining weighted average portfolio maturity.

(C) The rate shown is the rate as of September 30, 2002, and the maturity shown is the longer of the next interest readjustment date or the date the principal amount owed can be recovered through demand.

(D) Sales charges have been waived since November 3, 1997. If the sales charges were in effect, the maximum offering price per share at September 30, 2002, would have been $16.61.

A Guide to Investment Abbreviations follows Sector Diversification.

See notes to financial statements.

Sector Diversification

Legg Mason Tax-Free Income Fund
September 30, 2002 (Unaudited)
(Amounts in Thousands)

                                        Maryland              Pennsylvania             Tax-Free
                                        Tax-Free                Tax-Free          Intermediate-Term
                                      Income Trust            Income Trust           Income Trust
                                  ---------------------   --------------------   --------------------
                                     % of       Market       % of      Market       % of      Market
                                  Net Assets    Value     Net Assets    Value    Net Assets    Value
-----------------------------------------------------------------------------------------------------
Education Revenue                    16.7%     $ 28,613      10.1%     $ 7,694       3.4%     $ 2,312
Escrowed                              1.7         2,953       8.6        6,569       1.8        1,234
General Obligation - Local           11.4        19,640      10.4        7,940      12.9        8,677
General Obligation - School            --            --      10.5        8,020       7.0        4,698
General Obligation - State           10.5        18,079       8.5        6,496      22.2       14,945
Health Care and Hospital Revenue     12.2        20,972       6.4        4,881       9.5        6,400
Housing Revenue                       8.4        14,424       1.4        1,026       2.8        1,909
Lease Revenue                         0.3           524        --           --        --           --
Port Facilities Revenue               3.6         6,205        --           --        --           --
Pre-Refunded Bonds                    2.3         3,884      10.0        7,586        --           --
Small Business Administration
 Revenue                               --            --       3.5        2,671        --           --
Solid Waste Revenue                   3.1         5,266        --           --       0.7          475
Transportation Revenue                5.1         8,797       9.0        6,846       9.7        6,515
Utility                               4.7         8,030        --           --       6.7        4,486
Water and Sewer Revenue              13.5        23,204       9.0        6,844      10.3        6,965
Short-Term Investments                5.9        10,200      11.8        9,000      11.1        7,500
Other Assets Less Liabilities         0.6         1,029       0.8          631       1.9        1,309
                                    -----      --------     -----      -------     -----      -------
                                    100.0%     $171,820     100.0%     $76,204     100.0%     $67,425
                                    =====      ========     =====      =======     =====      =======

              ---------------------------------------------------

Guide to Investment Abbreviations

Legg Mason Tax-Free Income Fund

AMBAC            AMBAC Indemnity Corporation
AMT              Alternative Minimum Tax
Connie Lee       Connie Lee Insurance Company
FGIC             Financial Guaranty Insurance Company
FSA              Financial Security Assurance
GO               General Obligation
IDA              Industrial Development Authority
MBIA             Municipal Bond Insurance Association
PCR              Pollution Control Revenue
VRDN             Variable Rate Demand Note

Statements of Operations

Legg Mason Tax-Free Income Fund
(Amounts in Thousands) (Unaudited)

                                                    Six Months Ended 9/30/02
                                       ---------------------------------------------------
                                          Maryland       Pennsylvania        Tax-Free
                                          Tax-Free         Tax-Free      Intermediate-Term
                                        Income Trust     Income Trust      Income Trust
------------------------------------------------------------------------------------------
Investment Income:

Interest                                  $ 4,107           $1,775            $1,360
                                          -------           ------            ------

Expenses:

Investment management fee                     451              198               172
Distribution and service fees                 205               90                78
Audit and legal fees                           28               15                24
Custodian fee                                  41               24                33
Registration fees                               2                2                10
Reports to shareholders                         9                6                 6
Transfer agent and shareholder
  servicing expense                            23               10                 9
Trustees' fees                                  3                3                 3
Other expenses                                  4                3                 2
                                          -------           ------            ------
                                              766              351               337
    Less: Fees waived                        (191)             (98)             (118)
         Compensating balance credits          (1)              --                (1)
                                          -------           ------            ------
    Total expenses, net of waivers
      and compensating balance
      credits                                 574              253               218
                                          -------           ------            ------
NET INVESTMENT INCOME                       3,533            1,522             1,142
                                          -------           ------            ------

Net Realized and Unrealized
  Gain/(Loss) on Investments:

Realized gain/(loss) on investments            32              163                89

Change in unrealized appreciation/
  (depreciation) of investments             8,966            4,064             3,075
                                          -------           ------            ------
NET REALIZED AND UNREALIZED GAIN/
  (LOSS) ON INVESTMENTS                     8,998            4,227             3,164
------------------------------------------------------------------------------------------
CHANGE IN NET ASSETS RESULTING FROM
  OPERATIONS                              $12,531           $5,749            $4,306
------------------------------------------------------------------------------------------

See notes to financial statements.

Statements of Changes in Net Assets

Legg Mason Tax-Free Income Fund
(Amounts in Thousands)

                                     Maryland                Pennsylvania                Tax-Free
                                     Tax-Free                  Tax-Free              Intermediate-Term
                              ---------------------------------------------------------------------------
                                   Income Trust              Income Trust              Income Trust
                                For the      For the      For the      For the      For the      For the
                              Six Months      Year      Six Months      Year      Six Months      Year
                                 Ended        Ended        Ended        Ended        Ended        Ended
                                9/30/02      3/31/02      9/30/02      3/31/02      9/30/02      3/31/02
---------------------------------------------------------------------------------------------------------
                              (Unaudited)               (Unaudited)               (Unaudited)
Change in Net Assets:

Net investment income          $  3,533     $  7,069      $ 1,522      $ 3,411      $ 1,142      $ 2,264

Net realized gain/(loss) on
 investments                         32          337          163        1,009           89          134

Change in unrealized
 appreciation/(depreciation)
 of investments                   8,966       (2,977)       4,064       (2,466)       3,075         (941)
---------------------------------------------------------------------------------------------------------
Change in net assets
 resulting from operations       12,531        4,429        5,749        1,954        4,306        1,457

Distributions to
 shareholders:
 From net investment income      (3,533)      (7,069)      (1,526)      (3,407)      (1,141)      (2,263)

Change in net assets from
 Fund share transactions          5,553        6,680          503        2,872        4,994        9,362
---------------------------------------------------------------------------------------------------------
Change in net assets             14,551        4,040        4,726        1,419        8,159        8,556

Net Assets:

Beginning of period             157,269      153,229       71,478       70,059       59,266       50,710
---------------------------------------------------------------------------------------------------------
End of period                  $171,820     $157,269      $76,204      $71,478      $67,425      $59,266
---------------------------------------------------------------------------------------------------------
Undistributed net investment
 income/(loss)                 $    196     $    196      $    35      $    39      $    --      $    (1)
---------------------------------------------------------------------------------------------------------

See notes to financial statements.

Financial Highlights

Legg Mason Tax-Free Income Fund

  Contained below is per share operating performance data for a Primary Class share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

                                                  Investment Operations
                                         ----------------------------------------
                             Net Asset                 Net Realized
                              Value,        Net       and Unrealized   Total From
                             Beginning   Investment   Gain/(Loss) on   Investment
                             of Period     Income      Investments     Operations
---------------------------------------------------------------------------------
Maryland Tax-Free Income
 Trust
-- Primary Class
  Six Months Ended Sept. 30,
     2002(D)                  $15.89        $.35(E)       $ .89          $1.24
  Years Ended Mar. 31,
     2002                      16.15         .75(E)        (.28)           .47
     2001                      15.42         .77(E)         .73           1.50
     2000                      16.39         .77(E)        (.91)          (.14)
     1999                      16.39         .78(E)         .05            .83
     1998                      15.91         .81(E)         .59           1.40

Pennsylvania Tax-Free Income
 Trust
-- Primary Class
  Six Months Ended Sept. 30,
     2002(D)                  $15.98        $.35(H)       $ .96          $1.31
  Years Ended Mar. 31,
     2002                      16.29         .74(H)        (.31)           .43
     2001                      15.57         .80(H)         .72           1.52
     2000                      16.53         .79(H)        (.94)          (.15)
     1999                      16.48         .80(H)         .10            .90
     1998                      15.80         .81(H)         .71           1.52
-- Institutional Class
  Period Ended Feb. 26,
     2001(I)                  $15.57        $.76(J)       $ .65          $1.41
  Years Ended Mar. 31,
     2000                      16.53         .82(J)        (.94)          (.12)
     1999                      16.48         .84(J)         .10            .94
     1998(K)                   16.44         .05(J)         .04            .09

Tax-Free Intermediate-Term
 Income Trust
-- Primary Class
  Six Months Ended Sept. 30,
     2002(D)                  $15.47        $.29(L)       $ .81          $1.10
  Years Ended Mar. 31,
     2002                      15.66         .65(L)        (.18)           .47
     2001                      15.09         .68(L)         .57           1.25
     2000                      15.68         .67(L)        (.59)           .08
     1999                      15.61         .67(L)         .08            .75
     1998                      15.22         .67(L)         .39           1.06


               Distributions
--------------------------------------------
                  From Net                     Net Asset
     From Net     Realized                      Value,
    Investment     Gain on         Total        End of
      Income     Investments   Distributions    Period
--------------------------------------------------------
      $(.35)        $  --          $(.35)       $16.78
       (.73)           --           (.73)        15.89
       (.77)           --           (.77)        16.15
       (.77)         (.06)          (.83)        15.42
       (.78)         (.05)          (.83)        16.39
       (.81)         (.11)          (.92)        16.39

      $(.35)        $  --          $(.35)       $16.94
       (.74)           --           (.74)        15.98
       (.80)           --           (.80)        16.29
       (.79)         (.02)          (.81)        15.57
       (.80)         (.05)          (.85)        16.53
       (.81)         (.03)          (.84)        16.48
      $(.76)        $  --          $(.76)       $16.22
       (.82)         (.02)          (.84)        15.57
       (.84)         (.05)          (.89)        16.53
       (.05)           --           (.05)        16.48

      $(.29)        $  --          $(.29)       $16.28
       (.66)           --           (.66)        15.47
       (.68)           --           (.68)        15.66
       (.67)           --           (.67)        15.09
       (.67)         (.01)          (.68)        15.68
       (.67)           --           (.67)        15.61
--------------------------------------------------------


                                     Ratios/Supplemental Data
---  ----------------------------------------------------------------------------------------
                     Total            Net        Net Investment
                  Expenses to     Expenses to      Income to      Portfolio     Net Assets,
       Total        Average         Average         Average       Turnover     End of Period
     Return(A)   Net Assets(B)   Net Assets(C)     Net Assets       Rate      (in thousands)
---  ----------------------------------------------------------------------------------------
        7.89%(F)      .70%(E,G)       .70%(E,G)       4.31%(E,G)    33.4%(G)     $171,820
        2.96%         .70%(E)         .70%(E)         4.53%(E)      16.4%         272,668
       10.01%         .70%(E)         .70%(E)         4.93%(E)       9.3%         298,207
        (.79)%        .70%(E)         .70%(E)         4.94%(E)      23.0%         352,729
        5.16%         .70%(E)         .70%(E)         4.71%(E)      12.9%         300,952
        8.97%         .70%(E)         .70%(E)         4.97%(E)      18.9%         293,846
        8.27%(F)      .70%(G,H)       .70%(G,H)       4.22%(G,H)    14.2%(G)     $ 76,204
        2.64%         .70%(H)         .70%(H)         4.47%(H)      36.8%          71,478
       10.06%         .64%(H)         .64%(H)         5.08%(H)      15.5%          70,059
        (.84)%        .66%(H)         .66%(H)         5.03%(H)      28.6%          69,195
        5.54%         .70%(H)         .70%(H)         4.82%(H)      10.6%          75,093
        9.80%         .71%(H)         .70%(H)         5.00%(H)      14.1%          68,048
        9.29%(F)      .45%(G,J)       .45%(G,J)       5.27%(G,J)    15.5%        $     --
        (.62)%        .45%(J)         .45%(J)         5.13%(J)      28.6%              66
        5.79%         .46%(J)         .45%(J)         5.04%(J)      10.6%             277
        (.55)%(F)      .45%(G,J)      .45%(G,J)       4.82%(G,J)    14.1%(G)           90
        7.18%(F)      .70%(G,L)       .70%(G,L)       3.66%(G,L)    21.8%(G)     $ 67,425
        3.00%         .70%(L)         .70%(L)         4.16%(L)      17.8%          59,266
        8.51%         .70%(L)         .70%(L)         4.48%(L)      10.1%          50,710
         .58%         .70%(L)         .70%(L)         4.40%(L)      35.6%          55,641
        4.82%         .70%(L)         .70%(L)         4.24%(L)      17.9%          63,502
        7.12%         .71%(L)         .70%(L)         4.34%(L)       9.0%          59,255
---

(A) Excluding sales charge. Sales charges have been waived since November 3, 1997.

(B) This ratio reflects total expenses before compensating balance credits, but net of the voluntary expense waivers described below.

(C) This ratio reflects expenses net of compensating balance credits and voluntary expense waivers described below.

(D) Unaudited.

(E) Net of fees waived by LMFA in excess of voluntary expense limitations of 0.70% through August 1, 2003. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets would have been as follows: for the six months ended September 30, 2002, 0.93%; for the years ended March 31, 2002, 0.93%; 2001, 0.93%; 2000, 0.96%, 1999, 0.94%; and
    1998, 0.93%.

(F) Not annualized.

(G) Annualized.

(H) Net of fees waived by LMFA in excess of voluntary expense limitations of 0.70% through August 1, 2003. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets would have been as follows: for the six months ended September 30, 2002, 0.97%; for the years ended March 31, 2002, 1.02%; 2001, 1.03%; 2000, 1.02%; 1999, 1.00%; and
    1998, 1.00%.

(I) For the period April 1, 2000 to February 26, 2001 (date of liquidation of Institutional Class shares).

(J) Net of fees waived by LMFA in excess of a voluntary expense limitation of 0.45%. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets for each period would have been as follows: for the period ended February 26, 2001, 0.87%; for the years ended March 31, 2000, 0.81%; 1999, 0.75%; and for the period ended March 31, 1998, 0.75%.

(K) For the period March 10, 1998 (commencement of sale of Institutional Class shares) to March 31, 1998.

(L) Net of fees waived by LMFA in excess of voluntary expense limitations of 0.70% through August 1, 2003. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets would have been as follows: for the six months ended September 30, 2002, 1.08%; for the years ended March 31, 2002, 1.10%; 2001, 1.08%; 2000, 1.02%; 1999, 1.03%; and
    1998, 1.06%.

See notes to financial statements.

Notes to Financial Statements

Legg Mason Tax-Free Income Fund
(Amounts in Thousands) (Unaudited)

--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies:

  The Legg Mason Tax-Free Income Fund ("Trust"), consisting of the Maryland Tax-Free Income Trust ("Maryland Tax-Free"), the Pennsylvania Tax-Free Income Trust ("Pennsylvania Tax-Free") and the Tax-Free Intermediate-Term Income Trust ("Tax-Free Intermediate") (each a "Fund"), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. All series of the Trust are non-diversified.

  Each Fund consists of two classes of shares: Primary Class and Institutional Class. The Institutional Classes of the Funds are not currently active. The income and expenses of a Fund are allocated proportionately to the two classes of shares except for Rule 12b-1 distribution fees, which are charged only on Primary Class shares, and transfer agent and shareholder servicing expenses, which are determined separately for each class.

  Preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

Security Valuation

  Portfolio securities are valued based upon market quotations obtained from an independent pricing service. When market quotations are not readily available, securities are valued based on prices received from recognized broker-dealers in the same or similar securities. Fixed income securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

  Maryland Tax-Free and Pennsylvania Tax-Free each follow an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting either of those states and certain of its public bodies and municipalities may affect the ability of issuers within that state to pay interest on, or repay principal of, municipal obligations held by either of those Funds.

Security Transactions

  Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial

--------------------------------------------------------------------------------

reporting and federal income tax purposes. At September 30, 2002, there were no receivables for securities sold or payables for securities purchased for any of the Funds.

  For the six months ended September 30, 2002, security transactions (excluding short-term investments) were:

                                        Purchases   Proceeds From Sales
-----------------------------------------------------------------------
Maryland Tax-Free                        $25,752          $26,306
Pennsylvania Tax-Free                      4,701           11,603
Tax-Free Intermediate                      7,887            6,004

Investment Income and Distributions to Shareholders

  Interest income and expenses are recorded on the accrual basis. Bond discounts and premiums are amortized for financial reporting and federal income tax purposes. Dividend income and distributions to shareholders are allocated at the class level and are recorded on the ex-dividend date. Dividends from net investment income are declared daily and paid monthly. When available, net capital gain distributions, which are calculated at the Fund level, are declared and paid after the end of the tax year in which the gain is realized. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with generally accepted accounting principles; accordingly, periodic reclassifications are made within the Funds' capital accounts to reflect income and gains available for distribution under federal income tax regulations. At September 30, 2002, accrued dividends payable were as follows: Maryland Tax-Free, $273; Pennsylvania Tax-Free, $112; and Tax-Free Intermediate, $93.

Other

  Compensating balance credits reflect credits earned on daily, uninvested cash balances at the custodian, and are used to reduce each Fund's expenses.

2. Federal Income Taxes:

  No provision for federal income or excise taxes is required since each Fund intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income and capital gains to its shareholders. Because federal income tax regulations differ from generally accepted accounting principles, income and capital gains distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes differ from those reflected in the accompanying financial statements.

--------------------------------------------------------------------------------

  The Funds intend to retain realized capital gains that may be offset against available capital loss carryforwards for federal income tax purposes. As of September 30, 2002, capital loss carryforwards were as follows:

Expiration       Maryland       Pennsylvania         Tax-Free
   Date          Tax-Free         Tax-Free         Intermediate
---------------------------------------------------------------
   2008            $288             $ --               $178
   2009             245              103                230
                   ----             ----               ----
                   $533             $103               $408
                   ====             ====               ====

3. Transactions With Affiliates:

  The Trust has a management agreement with Legg Mason Fund Adviser, Inc. ("LMFA"). Pursuant to the agreement, LMFA provides the Funds with investment management and administrative services for which each Fund pays a fee, computed daily and payable monthly, at an annual rate of 0.55% of each Fund's average daily net assets.

  LMFA has agreed to waive its fees in any month to the extent a Fund's expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) exceed during that month certain annual rates. The following chart shows the annual rate of management fees, expense limits and their expiration dates, total management fees waived, and management fees payable for each Fund:

                                                                  Six Months
                                                                    Ended
                                                                September 30,    At September 30,
                                                                     2002              2002
                                                   Expense      -------------    ----------------
                       Advisory    Expense       Limitation       Management        Management
        Fund             Fee      Limitation   Expiration Date   Fees Waived       Fees Payable
--------------------------------------------------------------------------------------------------
Maryland Tax-Free       0.55%       0.70%      August 1, 2003,       $191               $43
                                                or until net
                                                assets reach
                                                $200 million
Pennsylvania Tax-Free   0.55%       0.70%      August 1, 2003,         98                17
                                                or until net
                                                assets reach
                                                $125 million
Tax-Free Intermediate   0.55%       0.70%      August 1, 2003,        118                 9
                                                or until net
                                                assets reach
                                                $100 million

  Legg Mason Trust, fsb ("LM Trust") serves as investment adviser to each Fund pursuant to an advisory agreement with LMFA. LMFA (not the Funds) pays LM Trust a fee, computed daily and payable monthly, at an annual rate of 0.50% of each Fund's average daily net assets.

--------------------------------------------------------------------------------

  Legg Mason Wood Walker, Incorporated ("Legg Mason"), a member of the New York Stock Exchange, serves as distributor of the Funds. Legg Mason receives an annual distribution fee and an annual service fee, based on each Fund's Primary Class's average daily net assets, computed daily and payable monthly as follows:

                                                 At September 30, 2002
                                                ------------------------
                       Distribution   Service   Distribution and Service
        Fund               Fee          Fee           Fees Payable
------------------------------------------------------------------------
Maryland Tax-Free        0.125%       0.125%              $35
Pennsylvania Tax-Free    0.125%       0.125%               15
Tax-Free Intermediate    0.125%       0.125%               13

  LM Funds Services, Inc., a registered transfer agent, has an agreement with the Funds' transfer agent to assist it with some of its duties. For this assistance, the transfer agent paid LM Funds Services, Inc. the following amounts for the six months ended September 30, 2002: Maryland Tax-Free, $8; Pennsylvania Tax-Free, $4; and Tax-Free Intermediate, $3.

  LMFA, LM Trust, Legg Mason and LM Funds Services, Inc. are corporate affiliates and wholly owned subsidiaries of Legg Mason, Inc.

4. Line of Credit:

  The Funds, along with certain other Legg Mason Funds, participate in a $300 million line of credit ("Credit Agreement") to be used for temporary or emergency purposes. Pursuant to the Credit Agreement, each participating Fund is liable only for principal and interest payments related to borrowings made by that Fund. Borrowings under the Credit Agreement bear interest at prevailing short-term interest rates. During the six months ended September 30, 2002, the Funds made no borrowings under the Credit Agreement.

--------------------------------------------------------------------------------

5. Fund Share Transactions:

  At September 30, 2002, there were unlimited shares authorized at $.001 par value for all Funds of the Trust. Share transactions were as follows:

                                                          Reinvestment
                                           Sold         of Distributions
                                     ----------------   -----------------
                                     Shares   Amount    Shares    Amount
-------------------------------------------------------------------------
Maryland Tax-Free
--  Primary Class
    Six Months Ended Sept. 30, 2002  1,002    $16,355      153    $2,497
    Year Ended March 31, 2002        1,335     21,572      319     5,145

Pennsylvania Tax-Free
--  Primary Class
    Six Months Ended Sept. 30, 2002    526    $ 8,612       66    $1,087
    Year Ended March 31, 2002        2,056     33,640      153     2,486

Tax-Free Intermediate
--  Primary Class
    Six Months Ended Sept. 30, 2002    764    $12,143       50    $  799
    Year Ended March 31, 2002        1,222     19,214      104     1,642
-------------------------------------------------------------------------

                                        Repurchased        Net Change
                                     -----------------   ---------------
                                     Shares    Amount    Shares   Amount
------------------------------------------------------------------------
Maryland Tax-Free
--  Primary Class
    Six Months Ended Sept. 30, 2002   (815)   $(13,299)    340    $5,553
    Year Ended March 31, 2002        (1,241)   (20,037)    413     6,680

Pennsylvania Tax-Free
--  Primary Class
    Six Months Ended Sept. 30, 2002   (566)   $ (9,196)     26    $  503
    Year Ended March 31, 2002        (2,036)   (33,254)    173     2,872

Tax-Free Intermediate
--  Primary Class
    Six Months Ended Sept. 30, 2002   (502)   $ (7,948)    312    $4,994
    Year Ended March 31, 2002         (734)    (11,494)    592     9,362
------------------------------------------------------------------------

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Legg Mason offers a wide range of mutual funds to meet investors' varying financial needs and investment goals. The funds are listed below:

              EQUITY FUNDS:                                  SPECIALTY FUNDS:
Value Trust                                 Balanced Trust
Special Investment Trust                    Financial Services Fund
American Leading Companies Trust            Opportunity Trust
Classic Valuation Fund
Focus Trust
U.S. Small-Capitalization Value Trust

              GLOBAL FUNDS:                                TAXABLE BOND FUNDS:
Global Income Trust                         U.S. Government Intermediate-Term Portfolio
Europe Fund                                 Investment Grade Income Portfolio
International Equity Trust                  High Yield Portfolio
Emerging Markets Trust

           TAX-FREE BOND FUNDS:                            MONEY MARKET FUNDS:
Tax-Free Intermediate-Term Income Trust     U.S. Government Money Market Portfolio
Maryland Tax-Free Income Trust              Cash Reserve Trust
Pennsylvania Tax-Free Income Trust          Tax Exempt Trust

For information on the specific risks, charges, and expenses associated with any Legg Mason fund, please consult a Legg Mason Financial Advisor for a prospectus. Read it carefully before investing or sending money.




                                                         [LEGG MASON FUNDS LOGO]

                         Investment Manager

                         Legg Mason Fund Adviser, Inc.
                         Baltimore, MD

                         Investment Adviser

                         Legg Mason Trust, fsb
                         Baltimore, MD

                         Board of Trustees and Officers

                         John F. Curley, Jr., Chairman
                         Mark R. Fetting, President
                         Richard G. Gilmore
                         Arnold L. Lehman
                         Dr. Jill E. McGovern
                         G. Peter O'Brien

                         Transfer and Shareholder Servicing Agent

                         Boston Financial Data Services
                         Boston, MA

                         Custodian

                         State Street Bank & Trust Company
                         Boston, MA

                         Counsel

                         Kirkpatrick & Lockhart LLP
                         Washington, DC

                         Independent Accountants

                         PricewaterhouseCoopers LLP
                         Baltimore, MD

    This report is not to be distributed unless preceded or accompanied by a prospectus.

                      LEGG MASON WOOD WALKER, INCORPORATED
                        MEMBER NYSE, INC. - MEMBER SIPC

                    ---------------------------------------

                                100 Light Street
                    P.O. Box 1476, Baltimore, MD 21203-1476
                                410 - 539 - 0000

LMF-030
11/02